TAXATION (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Balance at the beginning of year	$ (31,181)	¥ (217,076)	¥ (157,876)
Change of valuation allowance in the current year	(6,288)	(43,773)	(59,200)
Balance at the end of year	$ (37,469)	¥ (260,849)	¥ (217,076)